Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 186,867	¥ 1,297,418	¥ 1,685,054
Restricted cash	282,812	1,963,561	195,230
Accounts and notes receivable (net of allowance for doubtful debt of RMB40,070 and RMB80,910 (US$11,653) as of December 31, 2015 and 2016, respectively)	94,406	655,459	694,108
Short-term investments	40,033	277,946	102,300
Inventories	638	4,431	13,539
Prepaid expenses and other current assets	111,930	777,131	642,553
Deferred tax assets	6,245	43,362	31,113
Amounts due from related parties	26,302	182,615	105,137
Total current assets	749,233	5,201,923	3,469,034
Non-current assets:
Property and equipment, net	544,666	3,781,613	3,653,071
Intangible assets, net	140,766	977,341	1,274,166
Land use rights, net	24,146	167,646	64,682
Goodwill	252,912	1,755,970	1,755,970
Restricted cash	4,831	33,544	128,515
Deferred tax assets	8,255	57,314	46,900
Long-term investments	43,046	298,871	201,504
Amounts due from related parties			70,000
Other non-current assets	21,216	147,302	183,868
Total non-current assets	1,039,838	7,219,601	7,378,676
Total assets	1,789,071	12,421,524	10,847,710
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB276,000 and RMB183,676 (US$26,455) as of December 31, 2015 and 2016, respectively)	242,500	1,683,676	276,000
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB416,850 and RMB441,847 (US$63,639) as of December 31, 2015 and 2016, respectively)	76,274	529,569	482,622
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB435,912 and RMB525,613 (US$75,704) as of December 31, 2015 and 2016, respectively)	113,484	787,916	637,957
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB185,800 and RMB201,397 (US$29,007) as of December 31, 2015 and 2016, respectively)	29,007	201,397	185,800
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB332,091 and RMB311,191 (US$44,821) as of December 31, 2015 and 2016, respectively)	46,093	320,023	342,105
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB43,949 and RMB25,466 (US$3,668) as of December 31, 2015 and 2016, respectively)	3,154	21,899	49,959
Amounts due to related parties (including amounts due to related parties-current of the Consolidated VIEs without recourse to the primary beneficiaries of RMB48,762 and RMB53,295 (US$7,676) as of December 31, 2015 and 2016, respectively)	17,561	121,928	397,588
Current portion of long-term bank borrowings (including current portion of long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB12,422 and RMB12,564 (US$1,810) as of December 31, 2015 and 2016, respectively)	5,661	39,303	38,803
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB123,694 and RMB203,394 (US$29,295) as of December 31, 2015 and 2016, respectively)	35,103	243,723	140,488
Deferred government grant (including deferred government grant of the Consolidated VIEs without recourse to the primary beneficiaries of RMB6,332 and RMB5,107 (US$736) as of December 31, 2015 and 2016, respectively)	736	5,107	6,332
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2015 and 2016, respectively)	60,394	419,316	263,365
Total current liabilities	629,967	4,373,857	2,821,019
Non-current liabilities:
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2015 and 2016, respectively)			27,384
Long-term bank borrowings (including long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB27,534 and RMB219,055 (US$31,550) as of December 31, 2015 and 2016, respectively)	38,632	268,221	103,421
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB68,535 and RMB62,531 (US$9,006) as of December 31, 2015 and 2016, respectively)	9,006	62,531	68,535
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2015 and 2016, respectively)			1,984,685
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB543,503 and RMB581,568 (US$83,763) as of December 31, 2015 and 2016, respectively)	77,290	536,623	579,070
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB11,098 and RMB24,153 (US$3,479) as of December 31, 2015 and 2016, respectively)	4,132	28,689	14,492
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB218,522 and RMB182,877 (US$26,340) as of December 31, 2015 and 2016, respectively)	39,565	274,700	293,212
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB31,288 and RMB25,886 (US$3,728) as of December 31, 2015 and 2016, respectively)	3,728	25,886	31,288
Mandatorily redeemable noncontrolling interests (including mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries of RMB100,000 and nil as of December 31, 2015 and 2016, respectively)			100,000
Total non-current liabilities	172,353	1,196,650	3,202,087
Total liabilities	802,320	5,570,507	6,023,106
Commitments and contingencies
Redeemable noncontrolling interests	100,821	700,000	790,229
Shareholders' equity:
Additional paid-incapital	1,298,551	9,015,846	6,403,117
Accumulated other comprehensive (loss) income	17,037	118,290	(24,236)
Statutory reserves	9,308	64,622	63,174
Accumulated deficit	(413,226)	(2,869,031)	(2,233,985)
Treasury stock	(29,462)	(204,557)	(193,142)
Total 21Vianet Group, Inc. shareholders' equity	882,214	6,125,215	4,014,962
Noncontrolling interest	3,716	25,802	19,413
Total shareholders' equity	885,930	6,151,017	4,034,375
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,789,071	12,421,524	10,847,710
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	4	33	30
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	$ 2	¥ 12	¥ 4